Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year ending September 30,	Summary Compensation Table Total for PEO ($) (1)	CAP to PEO ($) (1)	Average Summary Compensation Table Total for Other NEOs ($) (1)	Average CAP to Other NEOs ($) (1)	Value of Initial Fixed $100 Investment Based On:		Net Income ($)	Adjusted Net Income ($) (3)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (2)
							(in millions)
2024	4,650,050	4,925,156	1,274,030	1,350,651	118	200	79.6	79.6
2023	4,819,359	4,543,329	1,272,653	1,296,624	100	135	75.3	77.3
2022	4,629,883	4,124,760	1,013,108	931,815	100	140	74.6	80.6
2021	4,751,324	4,964,860	1,287,802	1,626,262	137	182	81.0	67.7

Company Selected Measure Name	Adjusted Net Income
Named Executive Officers, Footnote	The PEO for each of the fiscal years 2024, 2023, 2022, and 2021 is Mr. Stefanski. For 2024 and 2023, our other NEOs include Mses. Weil and Zbanek and Messrs. Mulhern and Rubino. For 2022, our other NEOs include Paul J. Huml, Messrs. Mulhern and Rubino and Mses. Weil and Zbanek. For 2021, our other NEOs include Paul J. Huml, Anna Maria Motta and Mses. Weil and Zbanek. A reconciliation between the Summary Compensation Table Total and CAP is included below in this section.
Peer Group Issuers, Footnote	Peer Group Total Shareholder Return represents the cumulative Total Shareholder Return of the S&P U.S. BMI Banks Index.
PEO Total Compensation Amount	$ 4,650,050	$ 4,819,359	$ 4,629,883	$ 4,751,324
PEO Actually Paid Compensation Amount	$ 4,925,156	4,543,329	4,124,760	4,964,860
Adjustment To PEO Compensation, Footnote
CAP to our NEOs represents the compensation reported in the total column of the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

Principal Executive Officer

Fiscal Year ending September 30,	Summary Compensation Table Total for PEO ($)	Minus: Change in Present Value of Pension and Non-Qualified Deferred Compensation Earnings ($)	Plus: Pension Service Costs Attributable to this Applicable Year	Minus: Grant Date Fair Value of Equity Awards Granted During Applicable Year	Plus: Year-End Fair Value of Equity Awards Granted During Applicable Year	Plus: Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End	Plus: Change in Fair Value as of Vesting Date of Any Awards that Vested During Applicable Year	CAP
2024	4,650,050	4,339	—	790,634	795,584	199,883	74,612	4,925,156
2023	4,819,359	124,200	—	1,100,676	903,996	(11,953)	56,803	4,543,329
2022	4,629,883	27,084	—	758,280	589,967	(276,407)	(33,319)	4,124,760
2021	4,751,324	357,120	—	831,636	931,460	363,802	107,030	4,964,860

Non-PEO NEO Average Total Compensation Amount	$ 1,274,030	1,272,653	1,013,108	1,287,802
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,350,651	1,296,624	931,815	1,626,262
Adjustment to Non-PEO NEO Compensation Footnote
Average of Other Named Executive Officers

Fiscal Year ending September 30,	Summary Compensation Table Total for NEO ($)	Minus: Change in Present Value of Pension and Non-Qualified Deferred Compensation Earnings ($)	Plus: Pension Service Costs Attributable to this Applicable Year	Minus: Grant Date Fair Value of Equity Awards Granted During Applicable Year	Plus: Year-End Fair Value of Equity Awards Granted During Applicable Year	Plus: Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End	Plus: Change in Fair Value as of Vesting Date of Any Awards that Vested During Applicable Year	CAP
2024	1,274,030	35,044	—	265,917	260,819	76,269	40,494	1,350,651
2023	1,272,653	10,210	—	351,833	281,553	89,031	15,430	1,296,624
2022	1,013,108	3,371	—	236,384	183,915	(7,035)	(18,418)	931,815
2021	1,287,802	22,843	—	336,742	370,579	188,260	139,206	1,626,262

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between CAP to our PEO, the average CAP to our other NEOs and the cumulative TSR of the Company and the S&P U.S. BMI Banks Index over the four most recently completed fiscal years. TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Compensation Actually Paid vs. Net Income
	As described in greater detail in the Compensation Discussion and Analysis section of this Proxy Statement ("the CD&A"), the Committee considers many factors in determining the mix and amounts of executive officer compensation, only a few of which are presented in the Pay Versus Performance tables. Additionally, long term incentives, also described in the CD&A, seek to link executive compensation with the Company's financial performance over the long term and, as such, may not align with the Company's performance measures for a particular fiscal year. The graphs above demonstrate that over the measurement period, CAP for the PEO and other NEOs generally trended directionally with the Company’s cumulative TSR, net income and adjusted net income. Changes in CAP are largely attributable to moderate changes in grant values, as well as the fluctuation in value of outstanding equity awards, which correlate with increases and decreases in stock price and cumulative TSR.
Compensation Actually Paid vs. Company Selected Measure
	As described in greater detail in the Compensation Discussion and Analysis section of this Proxy Statement ("the CD&A"), the Committee considers many factors in determining the mix and amounts of executive officer compensation, only a few of which are presented in the Pay Versus Performance tables. Additionally, long term incentives, also described in the CD&A, seek to link executive compensation with the Company's financial performance over the long term and, as such, may not align with the Company's performance measures for a particular fiscal year. The graphs above demonstrate that over the measurement period, CAP for the PEO and other NEOs generally trended directionally with the Company’s cumulative TSR, net income and adjusted net income. Changes in CAP are largely attributable to moderate changes in grant values, as well as the fluctuation in value of outstanding equity awards, which correlate with increases and decreases in stock price and cumulative TSR.
Tabular List, Table
We believe the following performance measures represent the most important financial and non-financial performance measures used by us to link CAP to our NEOs for the fiscal year ended September 30, 2024, as further described in the CD&A:
a.Adjusted Net Income
b.Return on Average Assets
c.Total Shareholder Return, and
d.Enterprise-Wide Risk Assessment

Total Shareholder Return Amount	$ 118	100	100	137
Net Income (Loss)	$ 79,600,000	$ 75,300,000	$ 74,600,000	$ 81,000,000.0
Company Selected Measure Amount	79,600,000	77,300,000	80,600,000	67,700,000
PEO Name	Mr. Stefanski
Additional 402(v) Disclosure	Adjusted Net Income is a non-GAAP measure. Adjusted Net Income is described under Annual Performance-based Cash Bonuses for Named Executive Officers starting on page 19 of this proxy.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Average Assets
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Enterprise-Wide Risk Assessment
S&P U.S. BMI Banks Index [Member]
Pay vs Performance Disclosure
Peer Group Total Shareholder Return Amount	$ 200	$ 135	$ 140	$ 182
PEO | Change in Present Value of Pension and Non-Qualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,339)	(124,200)	(27,084)	(357,120)
PEO | Grant Date Fair Value of Equity Awards Granted During Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(790,634)	(1,100,676)	(758,280)	(831,636)
PEO | Pension Service Costs Attributable to this Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Year-End Fair Value of Equity Awards Granted During Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	795,584	903,996	589,967	931,460
PEO | Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	199,883	(11,953)	(276,407)	363,802
PEO | Change in Fair Value as of Vesting Date of Any Prior Year Awards that Vested During Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	74,612	56,803	(33,319)	107,030
Non-PEO NEO | Grant Date Fair Value of Equity Awards Granted During Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(265,917)	(351,833)	(236,384)	(336,742)
Non-PEO NEO | Pension Service Costs Attributable to this Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Year-End Fair Value of Equity Awards Granted During Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	260,819	281,553	183,915	370,579
Non-PEO NEO | Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	76,269	89,031	(7,035)	188,260
Non-PEO NEO | Change in Fair Value as of Vesting Date of Any Prior Year Awards that Vested During Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	40,494	15,430	(18,418)	139,206
Non-PEO NEO | Change in Present Value of Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (35,044)	$ (10,210)	$ (3,371)	$ (22,843)